Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment

12 Property, plant and equipment

Please refer to the following table for the development from January 1, 2020 to December 31, 2021:

			Other
			equipment,
			furniture
in EUR k	Buildings	Plant	and fixtures	Total
Cost
As of Jan 1, 2020	3,254	9,730	4,712	17,696
Additions	105	1,295	8,490	9,890
Disposal*	—	—	(612)	(612)
Reclass from right-of-use assets***	—	3,099	—	3,099
As of Dec 31, 2020	3,359	14,124	12,590	30,073
Additions	5	144	2,766	2,915
Disposal**	—	(379)	(718)	(1,097)
Reclass from right-of-use assets***	—	1,165	—	1,165
As of Dec 31, 2021	3,364	15,054	14,638	33,056

Accumulated depreciation and impairment
As of Jan 1, 2020	392	6,155	2,773	9,320
Depreciation	194	993	1,913	3,100
Disposal*	—	—	(44)	(44)
Reclass from right-of-use assets***	—	1,107	—	1,107
As of Dec 31, 2020	586	8,255	4,642	13,483
Depreciation	315	3,519	7,473	11,307
Disposal**	—	(157)	(217)	(374)
Reclass from right-of-use assets***	—	493	—	493
As of Dec 31, 2021	901	12,110	11,898	24,909

Carrying amounts
As of Dec 31, 2020	2,773	5,869	7,948	16,590
As of Dec 31, 2021	2,463	2,944	2,740	8,147

* The disposal relates to the sale of a CentoTruck as part of a contract with a COVID-19 customer.

** The disposal relates to various obsolete plant and machinery equipment mainly in relation to the ramp down of the COVID-19 business segment

*** The reclass from right-of-use assets represents assets purchased at the end of the lease.

The Group prospectively adjusted the estimated useful lives of COVID-19 related property, plant and equipment to a remaining estimated useful life of eight months, with effect at the beginning of the third quarter 2021 due to management’s decision to ramp down the COVID-19 business segment. This prospective change in estimate resulted in accelerated depreciation expense of EUR 4,138k for the year ended December 31, 2021.